                                                                               .
                                                                               .
                                                                               .

                                  Prospectus Supplement dated June 1, 2010*
                                                                   ------------------------------------------
                                                                                 PROSPECTUS FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)                 S-6467 P (4/10)       S-6471 M (4/10)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6406 N (4/10)       S-6410 K (4/10)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE          S-6273 N (4/10)       S-6362 K (4/10)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 H (4/10)       S-6504 H (4/10)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY                273416 L (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY                     45303 L (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                    273417 L (4/10)       273480 M (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 L (4/10)        274320 F (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY         45312 K (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 L (4/10)        45313 P (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 L (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 L (4/10)
-------------------------------------------------------------------------------------------------------------

  EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY                    45308 K (4/10)
-------------------------------------------------------------------------------------------------------------

  EVERGREEN PATHWAYS(SM) Select Variable Annuity                     45309 K (4/10)
-------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE CHOICE(SM) Select Variable Annuity           45305 K (4/10)
-------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY                   45302 K (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                        45273 P (4/10)
-------------------------------------------------------------------------------------------------------------

  EVERGREEN ESSENTIAL(SM) Variable Annuity                           45276 P (4/10)
-------------------------------------------------------------------------------------------------------------

  EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY                           45272 P (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY                45281 N (4/10)
-------------------------------------------------------------------------------------------------------------

  EVERGREEN PRIVILEGE(SM) Variable Annuity                           45277 L (4/10)
-------------------------------------------------------------------------------------------------------------

  EVERGREEN PATHWAYS(SM) Variable Annuity                            45275 L (4/10)
-------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE CHOICE(SM) Variable Annuity                  45270 L (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY                      240192 T (4/10)
-------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY                          44223 R (4/10)
-------------------------------------------------------------------------------------------------------------

  WELLS FARGO ADVANTAGE BUILDER(R) VARIABLE ANNUITY                  44224 R (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV /RIVERSOURCE(R)          S-6418 M (4/10)       S-6419 N (4/10)
  VARIABLE UNIVERSAL LIFE IV-ESTATE SERIES
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                   S-6194 AL (4/10)      S-6171 AM (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                         S-6189 AC (4/10)
-------------------------------------------------------------------------------------------------------------

  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE           S-6202 N(4/10)        S-6203 M (4/10)
-------------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
S-6503-24 A (6/10)

* Valid until next prospectus update.

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus for future reference.

The following information has been revised in the table under "The Variable Account and the Funds" section of the prospectus:




--------------------------------------------------------------------------------------------------------
INVESTING IN          INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
Invesco Van Kampen    Seeks capital growth and income through             Invesco Advisers, Inc.
V.I. Comstock Fund,   investments in equity securities, including
Series II Shares      common stocks, preferred stocks and securities
(previously Van       convertible into common and preferred stocks.
Kampen LIT Comstock
Fund, Class II
Shares)
--------------------------------------------------------------------------------------------------------
Invesco Van Kampen    Seeks long-term growth of capital and income.       Invesco Advisers, Inc.
V.I. Growth and
Income Fund, Series
II Shares
(previously Van
Kampen LIT Growth
and Income Fund,
Class II Shares)
--------------------------------------------------------------------------------------------------------

Morgan Stanley UIF    Seeks current income and capital appreciation.      Morgan Stanley Investment
Global Real Estate                                                        Management Inc.
Portfolio, Class II
Shares (previously
Van Kampen's UIF
Global Real Estate
Portfolio, Class II
Shares)
--------------------------------------------------------------------------------------------------------

Morgan Stanley UIF    Seeks long-term capital growth by investing         Morgan Stanley Investment
Mid Cap Growth        primarily in common stocks and other equity         Management Inc.
Portfolio, Class II   securities.
Shares (previously
Van Kampen's UIF
Mid Cap Growth
Portfolio, Class II
Shares)
--------------------------------------------------------------------------------------------------------

Morgan Stanley UIF    Non-diversified portfolio seeking above-average     Morgan Stanley Investment
U.S. Real Estate      current income and long-term capital appreciation   Management Inc.
Portfolio, Class I    by investing primarily in equity securities of
Shares (previously    companies in the U.S. real estate industry,
Van Kampen's UIF      including real estate investment trusts.
U.S. Real Estate
Portfolio, Class I
Shares)
--------------------------------------------------------------------------------------------------------

Morgan Stanley UIF    Non-diversified portfolio that seeks above-         Morgan Stanley Investment
U.S. Real Estate      average current income and long-term capital        Management Inc.
Portfolio, Class II   appreciation by investing primarily in equity
Shares (previously    securities of companies in the U.S. real estate
Van Kampen's UIF      industry, including real estate investment
U.S. Real Estate      trusts.
Portfolio, Class II
Shares)
--------------------------------------------------------------------------------------------------------

RVST Variable         Seeks long-term growth of capital.                  Columbia Management
Portfolio -- Gold-                                                        Investment Advisers, LLC,
man Sachs Mid Cap                                                         adviser; Goldman Sachs Asset
Value Fund (Class                                                         Management, L.P., subadviser.
3) (previously RVST
RiverSource
Partners Variable
Portfolio -- Select
Value Fund)
--------------------------------------------------------------------------------------------------------

RVST Seligman         Seeks long-term capital growth.                     Columbia Management
Variable Portfolio                                                        Investment Advisers, LLC,
- Smaller-Cap Value                                                       adviser
Fund (Class 3)
--------------------------------------------------------------------------------------------------------



S-6503-24 A (6/10)